Non-current Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2018
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Non-current Assets Held for Sale and Discontinued Operations

NOTE 23. NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.18	12.31.17	01.01.17
Equity Investments	414,778	10,855,802	10,914,825
Prisma Medios de Pago S.A.	414,778	374,937	—
Compañía Financiera Argentina S.A.(*)	—	10,425,762	10,859,722
Cobranzas y Servicios S.A.(*)	—	55,103	55,103
Other Debt Securities	188,947	—	—
Financial Trust Crecere III, IV, V, VI, VII and VIII	188,947	—	—
Property, Plant and Equipment	4,290	4,289	4,291
Real Estate	4,290	4,289	4,291

Total	608,015	10,860,091	10,919,116

(*)

The amount relates to the balance of assets held for sale were booked under “Non-current Assets Held for Sale”. The Liabilities related to this assets were booked under and “Other Non-financial Liabilities”

Prisma Medios de Pago S.A.: The Ordinary and Extraordinary Shareholders’ Meeting of Prisma Medios de Pago S.A. held on August 31, 2017, decided to transfer all of the shares of the Company in one-year term. Therefore, according to IFRS 5 the Group considered the investment as a “Non-current Assets Held for Sale” and measured the investment at the lowest of cost or fair value less cost to sell. The carrying amounts of the investment were $414,778 and $374,937 as of December 31, 2018 and 2017, respectively. The change is due to the company’s capital stock increases, which took place in April and December 2018 in order to adjust it to its corporate businesses.

The General Ordinary Shareholders’ Meeting held on May 8, 2018 approved the distribution of cash dividends. According to the Bank’s equity interest, it was entitled to dividends in the amount of $490,393, which were recorded in the income statement.

On February 1, 2019, 51% of such company’s equity interest was transferred. (See Note 55).

Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A.: On January 12, 2017, the Bank’s Board of Directors accepted an offer to buy the equity investment in the subsidiaries Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A., made by Mr. Julio Alfredo Fraomeni and Galeno Capital S.A.U. By virtue of Resolution No. 414, the Argentine Central Bank authorized such transaction.

The sale of the shares in both companies was consummated on February 2, 2018, with the new holders having been registered in each of these companies’ books. The sale price was subject to the buyers’ consent, who were entitled to raise objections for a term of up to 45 consecutive days to be counted as from January 29, 2018. On March 26, 2018, the sale of shares in Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. was completed, establishing a final price of $1,527,013 and $31,790, respectively. The Loss from the sale of Compañía Financiera Argentina S.A. amounted to $(278,645) and the sale of Cobranzas y Servicios S.A has thrown an income of $18,889. The income tax impact for discontinued operations is disclosed separately in the “Income Tax from Discontinued Activities” account, which amounts to $31,675 as of December 31, 2018.

The information below is related to the Group’s discontinued operations (Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A.):

Compañía Financiera Argentina S.A.	12.31.2017
Assets	10,425,762
Cash and Due from Banks	754,856
Securities	30,911
Loans	9,058,863
Miscellaneous Receivables	383,937
Equity Investments	7,927
Bank Property, Plant and Equipment	73,093
Miscellaneous Assets	3,709
Intangible Assets	112,466
Liabilities(*)	8,620,104
Deposits	2,603,478
Debt Securities	2,304,169
Other Liabilities Resulting from Financial Brokerage	3,039,665
Miscellaneous Liabilities	594,386
Provisions	78,406

(*)	Recorded in “Other Non-financial Liabilities”. See Note 31.

Cobranzas y Servicios S.A.	12.31.2017
Assets	55,103
Cash and Due from Banks	545
Securities	23,707
Miscellaneous Receivables	30,851
Liabilities(*)	42,202
Miscellaneous Liabilities	42,202

(*)	Recorded in “Other Non-financial Liabilities”. See Note 31.

Assets	12.31.17	01.01.17
Equity Investments in Subsidiaries
Compañía Financiera Argentina S.A.	1,805,658	2,239,617
Cobranzas y Servicios S.A.	12,901	12,902

Total Assets	1,818,559	2,252,519